Equity Investment	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Equity Investment

5.	Equity Investment

As of March 31, 2023, and September 30, 2023, the Company held 7% equity interest in Yanbian Bao Feng Bio-technology Co., Ltd. (“Yanbian BF”), a company established on May 24, 2018 in China, which is in the process of building an extraction factory to extract nervonic acid from Acer truncatum seeds.

	As of
	March 31, 2023	September 30, 2023
Equity investment, at cost	$562,000	$562,000

Note 8 — Equity Investment

As of March 31, 2023, the Company held 7% equity interest in Yanbian Bao Feng Bio-technology Co., Ltd., a company established on May 24, 2018 in the PR, which is in the process of building an extraction factory to extract nervonic acid from Acer truncatum seeds.

Equity investment, at cost	$562,000